Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 24, 2022
Registrant Name	dei_EntityRegistrantName	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2022
Prospectus Date	rr_ProspectusDate	Aug. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A